Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	The Company considered whether the restatement of previously issued financial statements described in Note 36 requires recovery of erroneously awarded incentive-based compensation pursuant to the Company’s Policy for Recovery of Erroneously Awarded Compensation. The Company concluded that the restatement of previously issued financial statements described in Note 36 does not impact related performance metrics used for executive management’s compensation and therefore no recovery of incentive-based compensation was required.